Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 8,134,222	$ (17,375,434)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	(8,973,000)	16,260,669
Interest income earned in Trust Account	(65,479)
Warrant issuance transaction costs		889,980
Trust income reinvested in Trust Account		(82,119)
Changes in operating assets and liabilities:
Prepaid expenses	69,695	(366,500)
Accounts payable and accrued expenses	(66,397)	292,647
Net cash used in operating activities	(900,959)	(380,757)
Cash flows from investing activities:
Cash withdrawn from Trust account	105,007
Principal deposited in Trust Account		(345,000,000)
Net cash used in investing activities	105,007	(345,000,000)
Cash flows from financing activities:
Proceeds from private placement of warrants		8,900,000
Proceeds from sale of units in initial public offering		345,000,000
Payment of underwriters’ discount		(6,900,000)
Payment of offering costs		(498,140)
Advances received from Promissory note		105,393
Repayment of advances received from Promissory note		(105,393)
Net cash provided by financing activities		346,501,860
Decrease in cash during period	(795,952)	1,121,103
Cash at beginning of period	1,121,103
Cash at end of period	325,151	1,121,103
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation		12,075,000
Warrant liabilities in connection with initial public offering and private placement		26,857,668
Initial value of Class A common stock subject to possible redemption		302,568,500
Change in value of Class A common stock subject to possible redemption	$ 8,134,220	(14,052,100)
Offering costs paid by sponsor in exchange for founder shares		$ 25,000